Vessels and other fixed assets, net (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Property, Plant and Equipment [Line Items]
Balance, December 31, 2019	$ 2,965,527
Acquisitions, improvements and other vessel costs	44,388
Depreciation for the period	(69,958)	$ (59,781)
Balance, June 30, 2020	2,939,957
Cost [Member]
Property, Plant and Equipment [Line Items]
Balance, December 31, 2019	3,410,923
Acquisitions, improvements and other vessel costs	44,388
Balance, June 30, 2020	3,455,311
Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance, December 31, 2019	(445,396)
Depreciation for the period	(69,958)
Balance, June 30, 2020	(515,354)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance, December 31, 2019	2,965,527
Acquisitions, improvements and other vessel costs	44,388
Depreciation for the period	(69,958)
Balance, June 30, 2020	$ 2,939,957